SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets and liabilities of the operations, as of date of sale:
Working capital (excluding cash and cash equivalents)			$ (208)
Property and equipment, net			88
Intangible assets, net			517
Sale of operations net of cash sold			397
Assets and liabilities of the subsidiary, as of date of sale:
Working capital (excluding cash and cash equivalents)			(276)
Property and equipment, net			4
Long-term liability			(3)
Capital gain on sale of subsidiary			272
Sale of subsidiary net of cash sold			(3)
Cash paid during the year for:
Interest	5	6
Income taxes, net	27	25	50
Supplemental disclosure of non-cash investing and financing activities:
Extinguishments of liabilities credited to shareholder's deficit (see Note 1d)	1,492	1,220	147
Issuance of shares to service providers and officer		$ 21